Cover Page	Sep. 22, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 22, 2026
Entity Registrant Name	GE HEALTHCARE TECHNOLOGIES INC.
Entity Central Index Key	0001932393
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41528
Entity Tax Identification Number	88-2515116
Entity Address, Address Line One	500 W. Monroe Street,
Entity Address, City or Town	Chicago,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60661
City Area Code	833
Local Phone Number	735-1139
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	GEHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false